Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 10,280,158	$ 12,024,817	$ 32,699,965	$ 20,011,194	$ 9,246,128	$ 11,037,308	$ 24,175,638	$ 18,746,592	$ 75,016,134	$ 63,205,666	$ 58,799,687
Gross margin	5,251,421	5,721,551	10,161,125	8,202,992	4,851,654	5,229,027	9,585,727	7,936,483	29,337,089	27,602,891	26,933,097
Operating income	347,509	940,691	5,121,022	3,272,646	385,795	645,821	4,813,348	2,950,091	9,681,868	8,795,055	8,786,535
Net income (loss)	$ (144,337)	$ 283,194	$ 2,846,795	$ 1,722,788	$ (100,911)	$ 110,103	$ 2,698,707	$ 1,554,153	$ 4,708,440	$ 4,262,052	$ 4,296,745
Earnings per share of common stock:
Basic (in usd per share)	$ (0.03)	$ 0.06	$ 0.60	$ 0.37	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ 1.00	$ 0.91	$ 0.92
Diluted (in usd per share)	$ (0.03)	$ 0.06	$ 0.60	$ 0.37	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ 1.00	$ 0.91	$ 0.92